Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of Liabilities Related to Acquisition Agreements

As of December 31, 2022 and December 31, 2021, liabilities related to business acquisition agreements consist of the following:

	December 31, 2022	December 31, 2021
Holdback related to MicaSense Acquisition Agreement	$23,798	$4,821,512
Holdback related to Measure Acquisition	—	5,625,000
Holdback related to senseFly Acquisition	—	8,489,989
Total acquisition agreement related liabilities	23,798	18,936,501
Less: Current portion business acquisition agreement-related liabilities	(23,798)	(10,061,501)
Long term portion of business acquisition agreement-related liabilities	$—	$8,875,000

Schedule of Pro-forma Information	These pro forma adjustments include:
	For the Year Ended December 31, (Unaudited)
	2022	2021
Revenues	$—	$19,564,651
Net loss	$—	$(36,395,212)

Mica Sense Inc [Member]
Business Acquisition [Line Items]
Schedule of Allocation of the purchase price as of the Micasense Acquistion Date

The following table summarizes the allocation of the purchase price as of the MicaSense Acquisition Date:

Calculation of Goodwill:
Net purchase price, including debt paid at close	$23,375,681

Plus: fair value of liabilities assumed:
Current liabilities	702,925
Fair value of liabilities assumed	$702,925

Less: fair value of assets acquired:
Cash	$885,273
Other tangible assets	1,165,666
Identifiable intangible assets	3,061,803
Fair value of assets acquired	$5,112,742

Net nonoperating assets	25,000
Adjustments for seller transaction expenses related to purchase price allocation	32,032
Goodwill	$18,972,896

Measure Global Inc [Member]
Business Acquisition [Line Items]
Schedule of Allocation of the purchase price as of the Micasense Acquistion Date

The following table summarizes the allocation of the preliminary purchase price as of the Measure Acquisition Date:

Calculation of Goodwill:
Net purchase price, including debt paid at close	$45,403,394

Plus: fair value of liabilities assumed:
Deferred revenue	319,422
Other tangible liabilities	272,927
Fair value of liabilities assumed	$592,349

Less: fair value of assets acquired:
Cash	486,544
Other tangible assets	312,005
Identifiable intangibles	2,668,689

Fair value of assets acquired	$3,467,238

Net nonoperating assets	39,775
Goodwill	$42,488,730

Sense Fly SA [Member]
Business Acquisition [Line Items]
Schedule of Allocation of the purchase price as of the Micasense Acquistion Date

The following table summarizes the allocation of the preliminary purchase price as of the senseFly Acquisition Date:

Calculation of Goodwill:
Net purchase price	$20,774,526

Plus: fair value of liabilities assumed:
Current liabilities	3,913,386
Defined benefit plan obligation	278,823
Debt assumed at close	2,461,721
Fair value of liabilities assumed	$6,653,930

Less: fair value of assets acquired:
Cash	$859,044
Other tangible assets	6,327,641
Identifiable intangible assets	7,335,570
Fair value of assets acquired	$14,522,255

Net nonoperating assets	250,624
Goodwill	$12,655,577